Property, Plant and Equipment, net - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 105.0	$ 129.2	$ 141.2
Assets under construction	130.4	39.4
Capitalized interest related to construction in process	$ 3.4	$ 0.3	$ 0.1